Bank Borrowings - Additional Information (Detail)							9 Months Ended
	Sep. 30, 2013 USD ($)	Sep. 30, 2013 CNY	Dec. 31, 2012 CNY		Sep. 30, 2013 Guaranteed by letters of credit for lenders issued from KDB Asia Limited USD ($)	Sep. 30, 2013 Guaranteed by letters of credit for lenders issued from KDB Asia Limited CNY	Sep. 30, 2013 Minimum	Sep. 30, 2013 Maximum
Debt Instrument [Line Items]
Bank borrowings, average interest rate	3.688%	3.688%	4.204%
Bank borrowings, term							1 month	1 year
Long-term bank borrowings, average interest rate	3.609%	3.609%	4.245%
Long-term borrowing, financing arrangement	$ 411,876,000	2,520,680,000	2,285,106,000	[1]	$ 180,823,529	1,106,640,000

[1]	The consolidated balance sheet at December 31, 2012 has been derived from the audited financial statements included in Annual Report on Form 20-F of Hanwha SolarOne Co., Ltd. for the year ended December 31, 2012.